FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 182,245,671	$ 90,353,912
3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	126,356,774	152,364,834
Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	131,075,927	150,747,986
Trade and other payables | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	107,801,065	60,086,911
Trade and other payables | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	60,931,404	71,780,831
Trade and other payables | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities		3,048,515
Borrowing | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	73,706,045	29,650,553
Borrowing | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	63,041,153	78,835,499
Borrowing | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	42,104,882	62,825,777
Convertible notes | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	80,809,686	75,213,146
Leasing liabilities | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	738,561	616,448
Leasing liabilities | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	2,384,217	1,748,504
Leasing liabilities | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 8,161,359	$ 9,660,548